General Information (Tables)	9 Months Ended
Sep. 30, 2025
General Information [Abstract]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries	Interests held by Kyivstar Group in its principal subsidiaries as of September 30:
	2025		2024
Name	Interest	Country of operation	Interest	Country of operation
LLC Kyivstar.Tech	100.00%	Ukraine	100.00%	Ukraine
LLC Helsi Ukraine *	97.99%	Ukraine	69.99%	Ukraine
LLC Lan Trace	100.00%	Ukraine	100.00%	Ukraine
LLC Uklon Corporate *	97.00%	Ukraine	—	—
LLC Uklon Tech *	97.00%	Ukraine	—	—
LLC Uklon Ltd *	97.00%	Cyprus	—	—
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd)	100.00%	Uzbekistan	—	—
VEON Holdings B.V.	100.00%	Netherlands	—	—
Kyivstar Cayman Corp.	100.00%	Cayman Islands	—	—

*	In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.